Segment and Geographic Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment and Geographic Information

Note 17. Segment and Geographic Information

Management has determined that it has one business activity and operates in one segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company’s chief operating decision maker.

Revenues based on the location of the customers, are as follows (in thousands):

	Year Ended December 31,
	2023	2022
United States	$4,156	$3,893
Argentina	—	862
India	7	7
Canada	291	178
Germany	—	57
Total	$4,454	$4,997